UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form NQ relates solely to the Registrant’s: PGIM Jennison Focused Growth Fund, PGIM QMA Global Tactical Allocation Fund, PGIM QMA Large-Cap Value Fund and PGIM Unconstrained Bond Fund (the “Funds”)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2019

Date of reporting period:	5/31/2018

Item 1. Schedule of Investments

PGIM Jennison Focused Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 96.1%
Common Stocks
Aerospace & Defense 3.8%
Boeing Co. (The)	54,541	$ 19,207,159
Automobiles 1.8%
Tesla, Inc.*(a)	32,370	9,216,710
Banks 3.7%
JPMorgan Chase & Co.	173,744	18,592,346
Beverages 2.4%
Constellation Brands, Inc. (Class A Stock)	54,786	12,221,661
Biotechnology 1.9%
Vertex Pharmaceuticals, Inc.*	63,381	9,760,674
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc.	53,320	12,877,313
Hotels, Restaurants & Leisure 2.1%
Marriott International, Inc. (Class A Stock)	79,200	10,720,512
Internet & Direct Marketing Retail 15.8%
Amazon.com, Inc.*	19,366	31,559,221
ASOS PLC (United Kingdom)*	115,281	10,122,615
Booking Holdings, Inc.*	5,823	12,280,241
Netflix, Inc.*	75,876	26,678,002
		80,640,079
Internet Software & Services 22.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	129,329	25,608,435
Alphabet, Inc. (Class A Stock)*	12,282	13,510,200
Alphabet, Inc. (Class C Stock)*	12,372	13,423,496
Facebook, Inc. (Class A Stock)*	110,230	21,139,909
MercadoLibre, Inc. (Argentina)	25,379	7,380,975
Shopify, Inc. (Canada) (Class A Stock)*	52,399	7,759,768
Tencent Holdings Ltd. (China)	441,611	22,545,181
Tencent Holdings Ltd. (China), 144A	28,496	1,454,782
		112,822,746
IT Services 11.5%
Mastercard, Inc. (Class A Stock)	133,360	25,354,403

PGIM Jennison Focused Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
PayPal Holdings, Inc.*	212,550	$ 17,443,979
Square, Inc. (Class A Stock)*	275,569	16,051,894
		58,850,276
Life Sciences Tools & Services 2.0%
Illumina, Inc.*	37,659	10,259,818
Personal Products 2.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	85,771	12,817,618
Semiconductors & Semiconductor Equipment 3.0%
NVIDIA Corp.	60,888	15,355,345
Software 12.2%
Activision Blizzard, Inc.	181,610	12,877,965
Adobe Systems, Inc.*	73,613	18,350,249
salesforce.com, Inc.*	163,279	21,116,873
Workday, Inc. (Class A Stock)*	75,340	9,866,526
		62,211,613
Textiles, Apparel & Luxury Goods 8.8%
Kering SA (France)	15,993	9,178,576
LVMH Moet Hennessy Louis Vuitton SE (France)	49,882	17,368,750
NIKE, Inc. (Class B Stock)	254,378	18,264,340
		44,811,666

Total Long-Term Investments (cost $294,741,303)		490,365,536
Short-Term Investments 11.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	21,410,462	21,410,462

PGIM Jennison Focused Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $35,797,581; includes $35,732,002 of cash collateral for securities on loan)(b)(w)	35,797,060	$ 35,800,639

Total Short-Term Investments (cost $57,208,043)		57,211,101

TOTAL INVESTMENTS 107.3% (cost $351,949,346)		547,576,637
Liabilities in excess of other assets (7.3)%		(37,484,816)

Net Assets 100.0%		$510,091,821

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,799,472; cash collateral of $35,732,002 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 19,207,159	$ —	$—
Automobiles	9,216,710	—	—
Banks	18,592,346	—	—
Beverages	12,221,661	—	—
Biotechnology	9,760,674	—	—
Health Care Providers & Services	12,877,313	—	—
Hotels, Restaurants & Leisure	10,720,512	—	—
Internet & Direct Marketing Retail	70,517,464	10,122,615	—
Internet Software & Services	88,822,783	23,999,963	—
IT Services	58,850,276	—	—

PGIM Jennison Focused Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$ 10,259,818	$ —	$—
Personal Products	12,817,618	—	—
Semiconductors & Semiconductor Equipment	15,355,345	—	—
Software	62,211,613	—	—
Textiles, Apparel & Luxury Goods	18,264,340	26,547,326	—
Affiliated Mutual Funds	57,211,101	—	—
Total	$486,906,733	$60,669,904	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments as of May 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 97.8%
U.S. Treasury Obligations(n) 83.8%
U.S. Treasury Bills	1.712%	06/14/18(bb)(k)	810	$ 809,538
U.S. Treasury Bills	1.712	06/14/18(h)(k)	2,640	2,638,494
U.S. Treasury Bills	1.728	06/14/18(h)(k)	8,060	8,055,401
U.S. Treasury Bills	1.773	07/19/18(h)	18,100	18,056,982
Total U.S. Treasury Obligations (cost $29,560,274)				29,560,415

	Shares
Affiliated Mutual Fund 7.8%
PGIM Core Ultra Short Bond Fund (cost $2,758,897)(w)		2,758,897	2,758,897
Unaffiliated Fund 6.2%
Dreyfus Treasury Securities Cash Management (cost $2,180,894)(bb)		2,180,894	2,180,894

TOTAL INVESTMENTS 97.8% (cost $34,500,065)			34,500,206
Other assets in excess of liabilities(z) 2.2%			788,184

Net Assets 100.0%			$ 35,288,390

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at May 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
57	10 Year Australian Treasury Bonds	Jun. 2018	$42,116,904	$ 58,800
16	10 Year Euro-Bund	Jun. 2018	3,032,780	101,298
5	10 Year U.K. Gilt	Sep. 2018	820,605	15,553
15	ASX SPI 200 Index	Jun. 2018	1,706,105	25,618

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Financial futures contracts outstanding at May 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
227	BIST National 30 Index	Jun. 2018	$ 623,850	$ (41,633)
55	Euro STOXX 50 Index	Jun. 2018	2,190,613	64,297
16	FTSE 100 Index	Jun. 2018	1,631,373	131,446
1	FTSE/MIB Index	Jun. 2018	127,285	(2,391)
19	Hang Seng China Enterprises Index	Jun. 2018	1,445,010	(6,216)
18	MSCI Taiwan Stock Index	Jun. 2018	710,820	(6,840)
116	S&P 500 E-Mini Index	Jun. 2018	15,691,900	(389,760)
5	S&P/TSX 60 Index	Jun. 2018	732,146	20,592
25	TOPIX Index	Jun. 2018	4,009,055	128,694
1	Yen Denominated Nikkei 225 Index	Jun. 2018	101,577	2,919
				102,377
Short Positions:
63	10 Year Canadian Government Bonds	Sep. 2018	6,605,137	(154,026)
15	10 Year Mini Japanese Government Bonds	Jun. 2018	2,081,261	(2,234)
37	10 Year U.S. Treasury Notes	Sep. 2018	4,456,187	(69,953)
26	CAC40 10 Euro	Jun. 2018	1,634,650	32,219
3	DAX Index	Jun. 2018	1,105,798	(33,756)
34	FTSE/JSE Top 40 Index	Jun. 2018	1,334,573	36,108
5	IBEX 35 Index	Jun. 2018	552,204	41,671
42	Mexican Bolsa Index	Jun. 2018	943,095	71,006
94	OMXS30 Index	Jun. 2018	1,645,168	61,078
2	SGX Nifty 50 Index	Jun. 2018	42,864	(712)
113	WIG20 Index	Jun. 2018	1,321,226	64,263
				45,664
				$ 148,041

Commodity Futures Contracts outstanding at May 31, 2018(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
3	Coffee ’C’	Jul. 2018	$139,162	$ 713
5	Copper	Jul. 2018	383,125	(375)
4	E-Mini Crude Oil	Jul. 2018	134,080	(1,870)
7	Gasoline RBOB	Jul. 2018	635,187	(23,986)
4	Gold 100 OZ	Aug. 2018	521,880	4,080
14	Live Cattle	Aug. 2018	582,120	19,110
10	LME Nickel	Jun. 2018	909,930	65,253
5	LME Zinc	Jun. 2018	388,187	11,563

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Commodity Futures Contracts outstanding at May 31, 2018(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
2	Mini Gold	Aug. 2018	$ 83,501	$ 742
19	Natural Gas	Jul. 2018	560,880	2,660
7	NY Harbor ULSD	Jul. 2018	648,152	(18,148)
4	Silver	Jul. 2018	329,160	(11,315)
4	Soybean	Jul. 2018	203,700	(3,850)
10	WTI Crude	Jul. 2018	670,400	(9,300)
				35,277
Short Positions:
22	Corn	Jul. 2018	433,400	12,438
4	Cotton No. 2	Jul. 2018	186,300	(11,486)
10	Lean Hogs	Jun. 2018	306,500	(10,736)
10	LME PRI Aluminum	Jun. 2018	574,562	13,400
4	LME Zinc	Jun. 2018	310,550	(6,425)
20	No. 2 Soft Red Winter Wheat	Jul. 2018	526,250	(17,262)
26	Soybean Oil	Jul. 2018	485,472	3,204
37	Sugar #11 (World)	Jul. 2018	530,018	(40,869)
				(57,736)
				$(22,459)
Cash and foreign currency of $55,739 and securities with a combined market value of $3,448,032 have been segregated with Morgan Stanley to cover requirements for open futures contracts at May 31, 2018.
(1)    Represents positions held in the Cayman Subsidiary.
Forward foreign currency exchange contracts outstanding at May 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/20/18	Morgan Stanley	GBP	4,600	$ 6,284,299	$ 6,121,547	$ —	$(162,752)
Canadian Dollar,
Expiring 06/20/18	Morgan Stanley	CAD	4,550	3,488,175	3,511,272	23,097	—
Expiring 06/20/18	Morgan Stanley	CAD	1,150	894,776	887,464	—	(7,312)
Euro,
Expiring 06/20/18	Morgan Stanley	EUR	850	1,055,222	995,308	—	(59,914)
Japanese Yen,
Expiring 06/20/18	Morgan Stanley	JPY	245,000	2,332,139	2,255,427	—	(76,712)
New Zealand Dollar,
Expiring 06/20/18	Morgan Stanley	NZD	4,200	3,042,910	2,939,172	—	(103,738)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Swedish Krona,
Expiring 06/20/18	Morgan Stanley	SEK	250	$ 28,216	$ 28,395	$ 179	$ —
				$17,125,737	$16,738,585	23,276	(410,428)

Forward foreign currency exchange contracts outstanding at May 31, 2018
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/20/18	Morgan Stanley	AUD	3,250	$ 2,436,443	$ 2,458,118	$ —	$ (21,675)
Expiring 06/20/18	Morgan Stanley	AUD	1,000	777,305	756,344	20,961	—
British Pound,
Expiring 06/20/18	Morgan Stanley	GBP	1,650	2,314,786	2,195,773	119,013	—
Euro,
Expiring 06/20/18	Morgan Stanley	EUR	50	60,165	58,547	1,618	—
Japanese Yen,
Expiring 06/20/18	Morgan Stanley	JPY	185,000	1,689,076	1,703,078	—	(14,002)
New Zealand Dollar,
Expiring 06/20/18	Morgan Stanley	NZD	4,300	3,013,327	3,009,152	4,175	—
Norwegian Krone,
Expiring 06/20/18	Morgan Stanley	NOK	7,000	911,896	856,170	55,726	—
Expiring 06/20/18	Morgan Stanley	NOK	5,000	618,220	611,551	6,669	—
Swedish Krona,
Expiring 06/20/18	Morgan Stanley	SEK	40,000	4,927,387	4,543,122	384,265	—
Swiss Franc,
Expiring 06/20/18	Morgan Stanley	CHF	2,950	3,130,661	2,998,729	131,932	—
Expiring 06/20/18	Morgan Stanley	CHF	450	452,945	457,434	—	(4,489)
				$20,332,211	$19,648,018	724,359	(40,166)
						$747,635	$(450,594)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Total return swap agreements outstanding at May 31, 2018:
Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreements:
Credit Suisse First Boston Corp.	6/13/18	BRL	5,017	Pay or receive upon termination amounts based on the market value fluctuation of Bovespa Index Futures	$(108,978)	$—	$(108,978)
Credit Suisse First Boston Corp.	6/14/18	KRW	(550,725)	Pay or receive upon termination amounts based on the market value fluctuation of KOSPI 200 Futures	7,143	—	7,143
Credit Suisse First Boston Corp.	6/15/18	CHF	(1,215)	Pay or receive upon termination amounts based on the market value fluctuation of the Swiss Market Index Futures	31,676	—	31,676
					$ (70,159)	$—	$ (70,159)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$ —	$29,560,415	$—
Affiliated Mutual Fund	2,758,897	—	—
Unaffiliated Fund	2,180,894	—	—
Other Financial Instruments*
Financial Futures Contracts	148,041	—	—
Commodity Futures Contracts	(22,459)	—	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
OTC Forward Foreign Currency Exchange Contracts	$ —	$ 297,041	$—
OTC Total Return Swap Agreements	—	(70,159)	—
Total	$5,065,373	$29,787,297	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 99.2%
Airlines 2.3%
Copa Holdings SA (Panama) (Class A Stock)	4,500	$ 498,600
Delta Air Lines, Inc.	48,600	2,626,830
JetBlue Airways Corp.*	52,900	999,281
Southwest Airlines Co.	51,000	2,605,080
Spirit Airlines, Inc.*	6,000	220,140
United Continental Holdings, Inc.*	29,200	2,032,028
		8,981,959
Auto Components 1.9%
Adient PLC	1,600	85,184
BorgWarner, Inc.	53,200	2,595,096
Goodyear Tire & Rubber Co. (The)	49,800	1,216,614
Lear Corp.	17,000	3,366,000
		7,262,894
Automobiles 2.5%
Ford Motor Co.	381,000	4,400,550
General Motors Co.	121,500	5,188,050
		9,588,600
Banks 17.1%
Associated Banc-Corp.	5,900	162,840
Bank of America Corp.	395,705	11,491,273
BankUnited, Inc.	19,200	809,664
BB&T Corp.	10,700	561,750
CIT Group, Inc.	16,600	828,838
Citigroup, Inc.	114,393	7,628,869
Citizens Financial Group, Inc.	86,200	3,521,270
Fifth Third Bancorp	86,020	2,630,492
Huntington Bancshares, Inc.	24,000	356,880
JPMorgan Chase & Co.	135,000	14,446,350
KeyCorp	67,200	1,306,368
PacWest Bancorp	15,700	833,042
PNC Financial Services Group, Inc. (The)	11,800	1,692,238
Popular, Inc. (Puerto Rico)	21,200	959,088
Regions Financial Corp.	168,100	3,066,144
SunTrust Banks, Inc.	59,900	4,043,849
U.S. Bancorp	47,000	2,349,530
Wells Fargo & Co.	168,199	9,081,064
		65,769,549

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.7%
Molson Coors Brewing Co. (Class B Stock)	45,500	$ 2,805,075
Capital Markets 4.6%
Ameriprise Financial, Inc.	8,200	1,136,766
Bank of New York Mellon Corp. (The)	67,600	3,701,100
Goldman Sachs Group, Inc. (The)	23,200	5,240,416
Morgan Stanley	95,360	4,781,350
State Street Corp.	30,300	2,912,133
		17,771,765
Chemicals 2.0%
Eastman Chemical Co.	19,100	1,992,321
Huntsman Corp.	91,200	2,915,664
LyondellBasell Industries NV (Class A Stock)	24,200	2,713,304
		7,621,289
Communications Equipment 1.3%
Cisco Systems, Inc.	84,000	3,587,640
Juniper Networks, Inc.	48,500	1,292,040
		4,879,680
Construction & Engineering 0.3%
AECOM*	39,000	1,287,000
Consumer Finance 3.6%
Ally Financial, Inc.	52,900	1,356,885
American Express Co.	16,300	1,602,290
Capital One Financial Corp.	46,100	4,333,400
Discover Financial Services	15,600	1,152,216
Navient Corp.	44,200	610,402
OneMain Holdings, Inc.*	26,200	852,286
Santander Consumer USA Holdings, Inc.	109,600	1,962,936
Synchrony Financial	53,400	1,849,242
		13,719,657
Containers & Packaging 0.5%
Owens-Illinois, Inc.*	34,900	649,140
WestRock Co.	18,800	1,106,944
		1,756,084

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc. (Class B Stock)*	45,500	$ 8,714,615
Diversified Telecommunication Services 4.7%
AT&T, Inc.	282,439	9,128,428
CenturyLink, Inc.	169,600	3,090,112
Verizon Communications, Inc.	118,800	5,663,196
		17,881,736
Electric Utilities 4.5%
Duke Energy Corp.	51,900	4,004,604
Edison International	28,200	1,752,912
Entergy Corp.	26,600	2,152,206
Exelon Corp.	105,900	4,383,201
PG&E Corp.	83,600	3,622,388
PPL Corp.	43,800	1,196,616
		17,111,927
Electrical Equipment 0.6%
Regal Beloit Corp.	30,200	2,399,390
Energy Equipment & Services 0.3%
Schlumberger Ltd.	16,900	1,160,523
Equity Real Estate Investment Trusts (REITs) 2.8%
Brixmor Property Group, Inc.	60,100	954,388
CoreCivic, Inc.	49,700	1,069,544
DDR Corp.	132,750	2,016,473
Hospitality Properties Trust	31,600	914,820
Kimco Realty Corp.	75,300	1,164,138
Park Hotels & Resorts, Inc.	28,200	908,604
Piedmont Office Realty Trust, Inc. (Class A Stock)	42,200	811,084
Senior Housing Properties Trust	20,700	365,562
Spirit Realty Capital, Inc.	281,000	2,461,560
		10,666,173
Food & Staples Retailing 1.4%
Kroger Co. (The)	106,500	2,591,145
Walgreens Boots Alliance, Inc.	30,100	1,877,939
Walmart, Inc.	12,600	1,040,004
		5,509,088

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products 0.6%
J.M. Smucker Co. (The)	2,200	$ 236,500
TreeHouse Foods, Inc.*	8,200	392,862
Tyson Foods, Inc. (Class A Stock)	24,000	1,619,280
		2,248,642
Gas Utilities 0.2%
National Fuel Gas Co.	18,500	973,840
Health Care Equipment & Supplies 0.1%
Medtronic PLC	2,800	241,696
Health Care Providers & Services 3.3%
Acadia Healthcare Co., Inc.*	8,700	349,653
Cardinal Health, Inc.	13,100	682,379
CVS Health Corp.	47,000	2,979,330
Express Scripts Holding Co.*	48,100	3,646,461
LifePoint Health, Inc.*	21,100	1,115,135
McKesson Corp.	14,300	2,029,742
MEDNAX, Inc.*	6,300	288,855
Universal Health Services, Inc. (Class B Stock)	13,400	1,540,732
		12,632,287
Hotels, Restaurants & Leisure 2.3%
Carnival Corp.	21,300	1,326,564
Extended Stay America, Inc.	53,400	1,124,070
Norwegian Cruise Line Holdings Ltd.*	60,300	3,156,102
Royal Caribbean Cruises Ltd.	30,100	3,159,898
		8,766,634
Household Durables 1.0%
Newell Brands, Inc.	47,100	1,110,618
Toll Brothers, Inc.	68,700	2,712,963
		3,823,581
Household Products 0.7%
Procter & Gamble Co. (The)	35,800	2,619,486
Independent Power & Renewable Electricity Producers 0.2%
AES Corp.	69,100	881,025

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 0.2%
General Electric Co.	48,900	$ 688,512
Insurance 5.6%
Aflac, Inc.	65,400	2,946,924
Allstate Corp. (The)	24,200	2,262,216
American Financial Group, Inc.	15,900	1,747,092
Chubb Ltd.	11,000	1,437,590
CNA Financial Corp.	29,000	1,362,420
First American Financial Corp.	7,400	385,392
Hartford Financial Services Group, Inc. (The)	11,300	591,329
Lincoln National Corp.	23,600	1,564,444
Loews Corp.	45,200	2,208,924
Principal Financial Group, Inc.	36,600	2,042,280
Reinsurance Group of America, Inc.	16,400	2,450,816
Travelers Cos., Inc. (The)	11,000	1,413,720
Unum Group	30,900	1,199,229
		21,612,376
Internet & Direct Marketing Retail 0.2%
Liberty Expedia Holdings, Inc. (Class A Stock)*	17,200	746,652
Machinery 0.8%
Cummins, Inc.	8,800	1,253,032
PACCAR, Inc.	23,700	1,474,851
Trinity Industries, Inc.	7,300	251,777
		2,979,660
Media 1.6%
Comcast Corp. (Class A Stock)	22,500	701,550
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	37,100	1,715,875
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	40,000	1,847,600
TEGNA, Inc.	63,200	655,384
Viacom, Inc. (Class A Stock)(a)	2,000	64,000
Viacom, Inc. (Class B Stock)	38,800	1,051,480
		6,035,889
Metals & Mining 1.7%
Alcoa Corp.*	28,400	1,365,188
Freeport-McMoRan, Inc.	202,900	3,429,010
United States Steel Corp.	49,400	1,821,378
		6,615,576

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 2.4%
AGNC Investment Corp.	141,200	$ 2,657,384
Annaly Capital Management, Inc.	213,000	2,221,590
Chimera Investment Corp.	100,100	1,842,841
MFA Financial, Inc.	103,700	806,786
New Residential Investment Corp.	16,600	296,808
Starwood Property Trust, Inc.	3,900	84,669
Two Harbors Investment Corp.	91,700	1,425,935
		9,336,013
Multiline Retail 1.8%
Kohl’s Corp.	28,500	1,902,375
Macy’s, Inc.	59,700	2,084,127
Target Corp.	37,900	2,762,531
		6,749,033
Multi-Utilities 1.1%
Public Service Enterprise Group, Inc.	78,700	4,169,526
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.	44,400	5,518,920
Cimarex Energy Co.	12,600	1,170,792
ConocoPhillips	9,200	619,988
Exxon Mobil Corp.	109,600	8,903,904
Gulfport Energy Corp.*	138,500	1,538,735
Kinder Morgan, Inc.	177,900	2,967,372
Laredo Petroleum, Inc.*	127,600	1,184,128
Marathon Petroleum Corp.	40,400	3,192,812
Newfield Exploration Co.*	67,500	1,973,700
Occidental Petroleum Corp.	1,000	84,200
Range Resources Corp.	136,900	2,168,496
Southwestern Energy Co.*	437,800	2,070,794
Valero Energy Corp.	4,800	581,760
		31,975,601
Paper & Forest Products 0.5%
Domtar Corp.	39,500	1,898,765
Pharmaceuticals 3.3%
Johnson & Johnson	48,700	5,825,494
Mallinckrodt PLC*	9,900	166,815
Merck & Co., Inc.	27,100	1,613,263

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Mylan NV*	37,000	$ 1,423,020
Pfizer, Inc.	99,456	3,573,454
		12,602,046
Real Estate Management & Development 0.6%
CBRE Group, Inc. (Class A Stock)*	36,700	1,695,173
Realogy Holdings Corp.	28,600	680,394
		2,375,567
Road & Rail 0.5%
Ryder System, Inc.	27,900	1,871,532
Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	209,000	11,536,800
Micron Technology, Inc.*	62,800	3,616,652
		15,153,452
Software 0.3%
Oracle Corp.	21,200	990,464
Specialty Retail 2.3%
AutoNation, Inc.*	10,400	474,864
Bed Bath & Beyond, Inc.	68,300	1,240,328
Dick’s Sporting Goods, Inc.	32,000	1,171,200
Foot Locker, Inc.	23,400	1,262,898
Gap, Inc. (The)	51,500	1,440,970
Penske Automotive Group, Inc.	32,400	1,560,060
Signet Jewelers Ltd.	39,800	1,711,400
		8,861,720
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise Co.	110,800	1,688,592
Western Digital Corp.	39,800	3,323,698
		5,012,290
Textiles, Apparel & Luxury Goods 0.3%
Ralph Lauren Corp.	7,900	1,063,182
Tobacco 0.2%
Philip Morris International, Inc.	8,500	676,090

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.5%
Air Lease Corp.	44,500	$ 1,976,245
Total Common Stocks (cost $315,945,263)		380,464,386
Exchange Traded Fund 0.3%
iShares Russell 1000 Value ETF (cost $1,165,948)	9,500	1,149,975

Total Long-Term Investments (cost $317,111,211)		381,614,361
Short-Term Investments 0.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	251,588	251,588
PGIM Institutional Money Market Fund (cost $42,519; includes $41,991 of cash collateral for securities on loan)(b)(w)	42,522	42,526

Total Short-Term Investments (cost $294,107)		294,114

TOTAL INVESTMENTS 99.6% (cost $317,405,318)		381,908,475
Other assets in excess of liabilities 0.4%		1,528,467

Net Assets 100.0%		$ 383,436,942

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,600; cash collateral of $41,991 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$ 8,981,959	$—	$—
Auto Components	7,262,894	—	—
Automobiles	9,588,600	—	—
Banks	65,769,549	—	—
Beverages	2,805,075	—	—
Capital Markets	17,771,765	—	—
Chemicals	7,621,289	—	—
Communications Equipment	4,879,680	—	—
Construction & Engineering	1,287,000	—	—
Consumer Finance	13,719,657	—	—
Containers & Packaging	1,756,084	—	—
Diversified Financial Services	8,714,615	—	—
Diversified Telecommunication Services	17,881,736	—	—
Electric Utilities	17,111,927	—	—
Electrical Equipment	2,399,390	—	—
Energy Equipment & Services	1,160,523	—	—
Equity Real Estate Investment Trusts (REITs)	10,666,173	—	—
Food & Staples Retailing	5,509,088	—	—
Food Products	2,248,642	—	—
Gas Utilities	973,840	—	—
Health Care Equipment & Supplies	241,696	—	—
Health Care Providers & Services	12,632,287	—	—
Hotels, Restaurants & Leisure	8,766,634	—	—
Household Durables	3,823,581	—	—
Household Products	2,619,486	—	—
Independent Power & Renewable Electricity Producers	881,025	—	—
Industrial Conglomerates	688,512	—	—
Insurance	21,612,376	—	—
Internet & Direct Marketing Retail	746,652	—	—
Machinery	2,979,660	—	—
Media	6,035,889	—	—
Metals & Mining	6,615,576	—	—
Mortgage Real Estate Investment Trusts (REITs)	9,336,013	—	—
Multiline Retail	6,749,033	—	—
Multi-Utilities	4,169,526	—	—
Oil, Gas & Consumable Fuels	31,975,601	—	—
Paper & Forest Products	1,898,765	—	—
Pharmaceuticals	12,602,046	—	—
Real Estate Management & Development	2,375,567	—	—
Road & Rail	1,871,532	—	—
Semiconductors & Semiconductor Equipment	15,153,452	—	—
Software	990,464	—	—
Specialty Retail	8,861,720	—	—
Technology Hardware, Storage & Peripherals	5,012,290	—	—
Textiles, Apparel & Luxury Goods	1,063,182	—	—
Tobacco	676,090	—	—

PGIM QMA Large-Cap Value Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Trading Companies & Distributors	$ 1,976,245	$—	$—
Exchange Traded Fund	1,149,975	—	—
Affiliated Mutual Funds	294,114	—	—
Total	$381,908,475	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 91.4%
Asset-Backed Securities 24.5%
Automobiles 1.4%
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E, 144A	4.740%	11/14/25		800	$ 794,744
Collateralized Loan Obligations 17.8%
Armada Euro CLO (Ireland), Series 2A, Class DN, 144A, 3 Month LIBOR x (1) + 2.450%	1.500(c)	11/15/31	EUR	250	291,963
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.648(c)	01/16/30		250	251,270
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.909(c)	01/24/29		250	250,930
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.054(c)	01/17/28		500	498,054
CVC CorDATUS Loan Fund Ltd. (Ireland),
Series 3A, Class A2RR, 144A	1.750	08/15/32	EUR	500	584,522
Series 3A, Class C2R, 144A	3.000	07/15/27	EUR	250	292,206

Griffith Park CLO Ltd. (Ireland), Series 1A, Class A2B, 144A	2.150	10/15/29	EUR	500	584,250
HPC Investment Partners CLO, Series 2013-2RR, Class A2, 1 Month LIBOR + 1.625%^	3.984(c)	10/20/29		750	735,000
Jubilee CLO Ltd. (Netherlands), Series 2017-19A, Class A1, 1 Month LIBOR + 0.800%	0.800(c)	07/15/30	EUR	250	292,305
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324(c)	04/25/31		750	749,884
Midocean Credit CLO Ltd. (Cayman Islands), Series 2018-8A, Class B, 144A, 3 Month LIBOR x (1) + 1.650%	3.536(c)	02/20/31		250	250,392
MJX Venture Management II LLC (Cayman Islands), Series 2017-29RR, Class B, 144A, 3 Month LIBOR x (1) + 2.170%^	4.500(c)	09/08/30		500	492,500
Mountain View CLO Ltd., Series 2015-9A, Class A2R	—(p)	07/15/31		500	500,000
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.608(c)	07/15/30		250	251,166
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.612(c)	10/22/30		500	502,085

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A2, 144A, 3 Month LIBOR x (1) + 1.650%	3.810%(c)	04/20/31		250	$ 249,986
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5RA, Class B, 144A, 3 Month LIBOR x (1) + 1.700%	4.063(c)	05/07/31		500	499,958
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.239(c)	07/20/27		250	250,006
Series 2017-3A, Class A1B, 144A, 1 Month LIBOR + 1.220%	3.579(c)	10/20/30		250	251,603

St Paul’s CLO (Netherlands), Series 7A, Class B2, 144A	2.400	04/30/30	EUR	500	585,070
Trinitas CLO Ltd. (Cayman Islands), Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.748(c)	07/15/27		250	248,743
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228(c)	07/15/27		250	249,923
Series 2016-24A, Class A1D, 144A, 3 Month LIBOR x (1) + 1.420%	3.779(c)	10/20/28		750	750,865

Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.558(c)	10/15/30		250	251,583
					9,864,264
Consumer Loans 3.3%
Lendmark Funding Trust,
Series 2017-1A, Class C, 144A	5.410	12/22/25		100	102,816
Series 2017-2A, Class C, 144A	4.330	05/20/26		100	99,118
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 144A	4.320	07/18/25		500	499,001
Series 2017-1A, Class C, 144A	3.350	09/14/32		100	98,567

Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850	11/08/21		250	251,990
Oportun Funding VII LLC, Series 2017-B, Class B, 144A	4.260	10/10/23		250	249,628

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.960%(c)	08/25/23	125	$ 125,000
Series 2018-FT1, Class A, 144A, 1 Month LIBOR x (1) + 2.350%^	4.310(c)	04/25/23	380	381,306
				1,807,426
Home Equity Loans 0.2%
New Century Home Equity Loan Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.080%	3.040(c)	01/25/34	124	123,960
Residential Mortgage-Backed Securities 1.5%
CSMC Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.057(c)	12/26/46	344	354,855
Series 2018-3R, 144A, 1 Month LIBOR + 1.200%^	3.071(c)	12/25/46	379	379,218

VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	06/25/47	108	107,128
				841,201
Student Loans 0.3%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR x (1) + 0.170%	2.530(c)	07/25/25	200	183,078
Total Asset-Backed Securities (cost $13,488,474)				13,614,673
Commercial Mortgage-Backed Securities 8.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	100	91,769
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	89,345
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	219,323
Series 2018-TALL, Class D, 144A, 1 Month LIBOR x (1) + 1.448%	3.367(c)	03/15/37	375	374,767

Commercial Mortgage Trust, Series 2012-CR04, Class A2	1.801	10/15/45	537	526,787
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	500	514,786
CSMC Trust, Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33	250	244,241

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808%(cc)	12/10/36		250	$ 236,247
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	227,738
Fannie Mae-Aces,
Series 2016-M6, Class AB1	1.946	05/25/26		3	3,347
Series 2016-M7, Class AB1	1.860	09/25/26		185	173,628
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.367(cc)	03/25/26		1,152	100,578
Series K066, Class X1, IO	0.753(cc)	06/25/27		7,531	429,775

JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A4	3.311	03/15/49		500	492,295
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559	08/15/49		500	465,397
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451	07/15/50		214	213,315
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, 144A, IO	0.343(cc)	06/15/33		184,540	26,242
Total Commercial Mortgage-Backed Securities (cost $4,420,017)					4,429,580
Convertible Bond 0.2%
Investment Companies
Aabar Investments PJSC (United Arab Emirates) (cost $115,635)	0.500	03/27/20	EUR	100	107,269
Corporate Bonds 38.9%
Advertising 0.0%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750	10/01/22		50	29,875
Aerospace/Defense 0.6%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24		350	364,875
Apparel 0.2%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	100	114,680
Auto Manufacturers 0.6%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100	04/12/21		80	79,901

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291%	12/08/46		50	$ 48,255
Sr. Unsec’d. Notes	6.625	10/01/28		70	78,868

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43		100	107,415
					314,439
Auto Parts & Equipment 0.2%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	100	122,165
Banks 4.0%
Banco do Brasil SAyman (Brazil), Gtd. Notes	3.875	10/10/22		200	189,140
Bank of America Corp.,
Jr. Sub. Notes	6.100	12/29/49		110	113,437
Sr. Unsec’d. Notes	3.419	12/20/28		85	80,305
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28		70	67,108

Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19		200	202,760
Caixa Economica Federal (Brazil), Sub. Notes	7.250	07/23/24		200	203,500
CIT Group, Inc., Sub. Notes	6.125	03/09/28		150	153,375
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	12/29/49		235	243,347
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700	12/29/49		130	132,080
Sr. Unsec’d. Notes	3.850	01/26/27		150	145,546
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series R	6.000	12/29/49		120	122,400
Series I, Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829(c)	04/29/49		125	125,781
Sr. Unsec’d. Notes	3.509	01/23/29		95	90,594
Morgan Stanley,
Series H, Jr. Sub. Notes	5.450	07/29/49		250	254,687
Sr. Unsec’d. Notes, MTN	3.971	07/22/38		110	103,524
					2,227,584
Beverages 0.1%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27		34	34,085

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.1%
Celgene Corp., Sr. Unsec’d. Notes	4.350%	11/15/47	45	$ 40,681
Building Materials 0.3%
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	150	152,438
Chemicals 0.6%
Blue Cube Spinco LLC, Gtd. Notes	9.750	10/15/23	115	131,531
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500	12/01/26	100	99,119
Hexion, Inc., Sec’d. Notes, 144A	13.750	02/01/22	100	89,250
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25	10	9,705
				329,605
Commercial Services 1.4%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46	100	90,914
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	250	264,375
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	375	352,162
Gtd. Notes	5.500	05/15/27	25	24,750
Gtd. Notes	5.875	09/15/26	25	25,563
				757,764
Distribution/Wholesale 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	100	99,250
Diversified Financial Services 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	45	43,632
Electric 3.7%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	200	204,500

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes	5.500%	02/01/24		155	$ 141,050
Sr. Unsec’d. Notes(a)	5.750	01/15/25		300	273,000

ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	100	118,676
DPL, Inc., Sr. Unsec’d. Notes	7.250	10/15/21		125	136,250
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22		80	79,327
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900	07/15/27		85	83,442
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(a)	9.875	10/15/20		250	225,000
NRG Energy, Inc.,
Gtd. Notes	6.250	07/15/22		50	51,500
Gtd. Notes	6.625	01/15/27		100	103,250

Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000	03/01/27		150	154,215
Vistra Energy Corp.,
Gtd. Notes	7.625	11/01/24		275	295,281
Gtd. Notes, 144A	8.000	01/15/25		175	189,438
					2,054,929
Energy-Alternate Sources 0.7%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		400	385,565
Entertainment 1.7%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	133,611
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		175	180,250
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		125	112,500
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625	05/01/24		100	104,750
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21		175	178,500
Gtd. Notes	10.000	12/01/22		225	241,315
					950,926

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24		100	$ 100,000
Foods 1.2%
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes	5.750	06/15/25		280	260,400
Gtd. Notes, 144A	5.750	06/15/25		125	116,250

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26		100	97,250
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month Euribor + 3.000%	3.000(c)	11/30/23	EUR	100	115,180
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25		75	72,375
					661,455
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		200	194,130
Healthcare-Services 2.7%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23		75	75,844
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875	02/01/22		350	183,750
HCA, Inc., Gtd. Notes	5.375	02/01/25		400	393,000
IMS Health, Inc.,	3.500	10/15/24	EUR	200	237,530
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.250	07/01/22	EUR	125	150,332
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	02/01/20		100	103,375
Sr. Unsec’d. Notes	8.125	04/01/22		275	287,719
Sr. Unsec’d. Notes, 144A	7.000	08/01/25		50	49,687
					1,481,237
Home Builders 2.0%
AV Homes, Inc., Gtd. Notes	6.625	05/15/22		125	127,062

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc., Gtd. Notes	8.750%	03/15/22		150	$ 160,875
Lennar Corp., Gtd. Notes	4.750	05/30/25		150	145,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23		200	205,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250	04/15/21		100	100,375
Gtd. Notes, 144A	5.875	04/15/23		150	151,500
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		100	95,095
Gtd. Notes	7.000	08/15/22		100	102,250
					1,088,407
Household Products/Wares 0.2%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	114,769
Insurance 0.3%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850	08/01/44		75	76,548
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	80,985
					157,533
Internet 0.2%
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	100	115,794
Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		3	3,251
Leisure Time 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25		75	78,188

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Lodging 1.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250%	11/15/22	125	$ 135,937
Sr. Sec’d. Notes, 144A	6.750	11/15/21	75	77,250

MGM Resorts International, Gtd. Notes	6.000	03/15/23	150	155,250
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes	7.250	11/30/21	200	206,000
				574,437
Media 3.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.000	05/15/22	200	199,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	75	72,398
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	50	50,438
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	175	172,047

Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.500	04/01/28	425	425,531
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	15	16,003
Sr. Sec’d. Notes	6.484	10/23/45	15	15,961
Sr. Sec’d. Notes	6.834	10/23/55	30	33,611
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes	6.500	11/15/22	100	102,000
Series B, Gtd. Notes	7.625	03/15/20	100	100,000
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	5	4,840
Gtd. Notes	5.200	09/20/47	15	14,519
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	150	148,125
Gtd. Notes	7.750	07/01/26	350	302,312

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	50	49,500
Time Warner, Inc., Gtd. Notes	3.800	02/15/27	25	24,147
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	64	65,600
Vrio Finco 1 LLC/Vrio Finco 2, Inc. (Brazil), Sr. Sec’d. Notes, 144A	6.250	04/04/23	200	201,500
				1,997,782

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	200	$ 200,000
Oil & Gas 3.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	100	107,750
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	100	106,750
CNX Resources Corp., Gtd. Notes	8.000	04/01/23	80	85,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	75	73,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	106,000
Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23	200	203,585
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	50	51,965
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	150	149,625
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22	400	393,780
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	200	180,500
Gtd. Notes, 144A	7.000	03/31/24	75	67,687
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.750	02/01/29	25	22,375
Gtd. Notes	6.125	01/17/22	5	5,235
Gtd. Notes	7.375	01/17/27	10	10,149
Gtd. Notes	8.375	05/23/21	19	21,135
Gtd. Notes, 144A	5.299	01/27/25	25	23,469

Petroleos Mexicanos (Mexico), Gtd. Notes	5.375	03/13/22	10	10,249
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	200	195,500
				1,814,254

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 0.5%
Crown European Holdings SA, Gtd. Notes, 144A	2.875%	02/01/26	EUR	125	$ 140,468
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	5.125	07/15/23		150	147,375
					287,843
Pharmaceuticals 1.0%
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		10	9,976
Sr. Unsec’d. Notes	5.050	03/25/48		25	25,640

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25		200	142,000
Express Scripts Holding Co., Gtd. Notes	3.400	03/01/27		40	36,980
Mylan NV, Gtd. Notes	3.950	06/15/26		90	85,750
Nidda BondCo GmbH (Germany), Gtd. Notes, 144A	5.000	09/30/25	EUR	100	112,515
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	9.250	04/01/26		50	52,482
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375	03/01/24		100	110,000
					575,343
Pipelines 1.0%
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		25	25,346
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	258,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		200	193,250
Williams Partners LP, Sr. Unsec’d. Notes	4.900	01/15/45		76	74,173
					551,519

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.5%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	125	$ 132,500
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	150	141,209
				273,709
Real Estate Investment Trusts (REITs) 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26	75	68,813
Retail 2.0%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	150	133,688
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875	04/01/24	200	209,500
L Brands, Inc.,
Gtd. Notes	5.250	02/01/28	175	159,687
Gtd. Notes	5.625	10/15/23	100	102,250

PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23	200	96,160
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	100	102,500
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	350	329,000
				1,132,785
Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	50	47,735
Software 0.6%
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	300	314,310
Microsoft Corp., Sr. Unsec’d. Notes	4.500	02/06/57	20	21,811
				336,121

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 2.2%
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450%	06/15/21		300	$ 307,140
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25		190	197,125
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		200	191,500
Gtd. Notes	8.750	03/15/32		150	161,437

Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		200	209,050
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	175	170,000
					1,236,252
Transportation 0.2%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875	07/31/23		100	101,845
Trucking & Leasing 0.4%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		150	148,687
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24		75	73,594
					222,281
Water 0.3%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24		200	191,500
Total Corporate Bonds (cost $21,997,195)					21,629,476
Residential Mortgage-Backed Securities 4.0%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250	05/25/36		141	103,776
Bellemeade Re Ltd., Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.568(c)	04/25/28		167	167,874
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.907(c)	12/25/57		162	163,881

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
CIM Trust, (cont’d.)
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.907%(c)	01/25/57		101	$ 103,144

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.260(c)	10/25/27		500	556,151
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.907(c)	05/01/22		71	71,585
Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.657(c)	09/01/22		58	58,533
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.557(c)	11/01/22		60	60,029
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.457(c)	12/01/22		41	40,834

LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.407(c)	04/01/23		797	796,764
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 144A, 1 Month LIBOR + 2.850%	4.810(c)	02/25/23		100	100,613
Total Residential Mortgage-Backed Securities (cost $2,151,182)					2,223,184
Sovereign Bonds 8.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	6.875	04/22/21		150	151,500
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	38	47,343
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	3	3,359
Unsec’d. Notes	5.000	01/15/27	EUR	155	164,897

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes, 144A	5.333	02/15/28		200	194,000
Costa Rica Government International Bond (Costa Rica), Bonds	4.370	05/22/19		170	168,888
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500	05/06/21		100	104,698
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	290	329,573
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/28	EUR	170	184,047
Bonds	3.000(cc)	02/24/33	EUR	80	82,059
Bonds	3.000(cc)	02/24/36	EUR	125	123,846
Bonds	3.500	01/30/23	EUR	75	86,100
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	400	441,350

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	135,356
Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752	03/09/23		200	201,109
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	100	120,858

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)

Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%	06/24/24		200	$ 202,364
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125	10/15/24		365	375,111
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	405	551,637
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	157,875
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	198,844
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	198,254
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	113,568
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		100	100,290
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750	09/01/26		100	98,256
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		15	14,438
Total Sovereign Bonds (cost $4,614,293)					4,549,620
U.S. Treasury Obligations 7.1%
U.S. Treasury Bonds	2.500	02/15/45		20	18,233
U.S. Treasury Bonds	2.750	08/15/47		150	143,063
U.S. Treasury Bonds	2.875	11/15/46		640	626,325
U.S. Treasury Bonds	3.000	05/15/47		20	20,052
U.S. Treasury Bonds	3.000	02/15/48		140	140,405
U.S. Treasury Notes	1.250	07/31/23		1,000	931,094
U.S. Treasury Notes	1.875	04/30/22		615	598,015
U.S. Treasury Notes	2.750	04/30/23		95	95,360
U.S. Treasury Notes	2.750	05/31/23		305	306,215
U.S. Treasury Notes	2.875	04/30/25		60	60,405
U.S. Treasury Notes	2.875	05/31/25		230	231,527
U.S. Treasury Notes	2.875	05/15/28		810	813,575
Total U.S. Treasury Obligations (cost $3,984,611)					3,984,269

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.5%
Independent Power & Renewable Electricity Producers 0.5%
Vistra Energy Corp.*	10,516	$ 257,960
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)*	1,116	32,697
Total Common Stocks (cost $262,108)		290,657

Total Long-Term Investments (cost $51,033,515)		50,828,728
Short-Term Investments 5.5%
Affiliated Mutual Funds 5.5%
PGIM Core Ultra Short Bond Fund(w)	2,569,776	2,569,776
PGIM Institutional Money Market Fund (cost $488,514; includes $487,844 of cash collateral for securities on loan)(b)(w)	488,494	488,543
Total Affiliated Mutual Funds (cost $3,058,290)		3,058,319
Options Purchased 0.0%
(cost $40,673)		1,201

Total Short-Term Investments (cost $3,098,963)		3,059,520
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $54,132,478)		53,888,248
Options Written (0.0)%
(premiums received $29,500)		(14,252)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.9% (cost $54,102,978)		53,873,996
Other assets in excess of liabilities(z) 3.1%		1,720,937

Net Assets 100.0%		$ 55,594,933

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,996,323 and 3.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $476,670; cash collateral of $487,844 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of May 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	06/15/18	$2,840.00		20		1	$350
(cost $37,813)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/2023	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	1,100	851
(cost $2,860)
Total Options Purchased (cost $40,673)								$1,201

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Options Written:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	06/15/18	$2,915.00		20		1	$(75)
(premiums received $13,937)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$66.00	—	210	$(3,152)
(premiums received $1,113)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/2023	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	1,100	$ (4,611)
CDX.NA.HY.30.V1, 6/20/2023	Put	BNP Paribas	10/17/18	$101.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)	1,000	(6,414)
Total OTC Swaptions (premiums received $14,450)								(11,025)
Total Options Written (premiums received $29,500)								$(14,252)

Futures contracts outstanding at May 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	90 Day Euro Dollar	Dec. 2020	$ 1,942,100	$ 750
50	2 Year U.S. Treasury Notes	Sep. 2018	10,611,719	42,594
50	5 Year U.S. Treasury Notes	Sep. 2018	5,694,531	48,799
81	10 Year U.S. Treasury Notes	Sep. 2018	9,755,437	128,055
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,754,500	59,354
				279,552

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Futures contracts outstanding at May 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
8	90 Day Euro Dollar	Dec. 2021	$ 1,941,600	$ (1,250)
11	20 Year U.S. Treasury Bonds	Sep. 2018	1,596,375	(43,953)
				(45,203)
				$234,349
Cash and foreign currency of $302,606 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at May 31, 2018.
Forward foreign currency exchange contracts outstanding at May 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	201	$ 152,000	$ 151,885	$ —	$ (115)
Expiring 07/12/18	Morgan Stanley	AUD	145	111,587	109,546	—	(2,041)
Brazilian Real,
Expiring 07/03/18	Goldman Sachs & Co.	BRL	682	194,474	182,502	—	(11,972)
British Pound,
Expiring 07/26/18	JPMorgan Chase	GBP	278	389,067	370,174	—	(18,893)
Canadian Dollar,
Expiring 07/12/18	Barclays Capital Group	CAD	333	261,000	256,982	—	(4,018)
Expiring 07/12/18	JPMorgan Chase	CAD	162	126,000	125,209	—	(791)
Expiring 07/12/18	Morgan Stanley	CAD	418	327,652	322,374	—	(5,278)
Chilean Peso,
Expiring 07/13/18	Morgan Stanley	CLP	129,724	205,000	205,919	919	—
Chinese Renminbi,
Expiring 07/24/18	Barclays Capital Group	CNH	8	1,310	1,283	—	(27)
Colombian Peso,
Expiring 06/15/18	Citigroup Global Markets	COP	308,044	107,999	106,511	—	(1,488)
Euro,
Expiring 07/26/18	Barclays Capital Group	EUR	79	93,000	93,277	277	—

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	83	$ 103,000	$ 97,807	$ —	$ (5,193)
Expiring 07/26/18	JPMorgan Chase	EUR	92	111,000	108,336	—	(2,664)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	45,059	678,420	663,888	—	(14,532)
Expiring 07/20/18	Citigroup Global Markets	INR	16,588	247,000	244,402	—	(2,598)
Expiring 07/20/18	Citigroup Global Markets	INR	12,553	189,000	184,960	—	(4,040)
Expiring 07/20/18	JPMorgan Chase	INR	47,161	710,355	694,867	—	(15,488)
Expiring 07/20/18	UBS AG	INR	4,878	72,000	71,872	—	(128)
Indonesian Rupiah,
Expiring 07/16/18	Barclays Capital Group	IDR	5,408,023	382,000	387,010	5,010	—
Expiring 07/16/18	Barclays Capital Group	IDR	2,121,000	150,000	151,783	1,783	—
Expiring 07/16/18	Citigroup Global Markets	IDR	2,149,345	155,188	153,812	—	(1,376)
Expiring 07/16/18	JPMorgan Chase	IDR	4,968,225	355,000	355,537	537	—
Expiring 07/16/18	UBS AG	IDR	4,752,411	335,000	340,093	5,093	—
Expiring 07/16/18	UBS AG	IDR	2,180,226	154,000	156,022	2,022	—
Japanese Yen,
Expiring 07/26/18	Barclays Capital Group	JPY	10,446	96,000	96,415	415	—
Expiring 07/26/18	Morgan Stanley	JPY	14,230	131,000	131,338	338	—
Expiring 07/26/18	Morgan Stanley	JPY	10,948	100,000	101,041	1,041	—
Mexican Peso,
Expiring 06/28/18	Citigroup Global Markets	MXN	3,751	189,000	187,119	—	(1,881)
Expiring 06/28/18	Citigroup Global Markets	MXN	2,160	112,000	107,744	—	(4,256)
Expiring 06/28/18	Morgan Stanley	MXN	5,168	274,781	257,796	—	(16,985)
Expiring 06/28/18	Morgan Stanley	MXN	4,582	247,000	228,567	—	(18,433)
New Zealand Dollar,
Expiring 07/12/18	Bank of America	NZD	271	198,192	189,937	—	(8,255)
Expiring 07/12/18	Barclays Capital Group	NZD	218	151,000	152,691	1,691	—
Expiring 07/12/18	Morgan Stanley	NZD	105	74,000	73,323	—	(677)

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Norwegian Krone,
Expiring 07/24/18	JPMorgan Chase	NOK	2,710	$ 350,337	$ 331,935	$ —	$ (18,402)
Peruvian Nuevo Sol,
Expiring 07/13/18	Citigroup Global Markets	PEN	1,096	334,000	334,048	48	—
Expiring 07/13/18	Morgan Stanley	PEN	220	67,000	67,044	44	—
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	27,683	529,000	526,512	—	(2,488)
Expiring 06/14/18	Citigroup Global Markets	PHP	45,261	863,274	860,856	—	(2,418)
Expiring 06/14/18	Morgan Stanley	PHP	5,978	114,000	113,702	—	(298)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	6,744	115,790	107,488	—	(8,302)
Swedish Krona,
Expiring 07/24/18	JPMorgan Chase	SEK	581	67,000	66,214	—	(786)
Taiwan Dollar,
Expiring 07/13/18	Citigroup Global Markets	TWD	5,530	190,000	185,200	—	(4,800)
Expiring 07/13/18	Citigroup Global Markets	TWD	4,117	140,000	137,870	—	(2,130)
Expiring 07/13/18	Citigroup Global Markets	TWD	3,549	121,000	118,855	—	(2,145)
Expiring 07/13/18	JPMorgan Chase	TWD	5,972	206,000	200,003	—	(5,997)
Expiring 07/13/18	UBS AG	TWD	10,747	368,000	359,936	—	(8,064)
Expiring 07/13/18	UBS AG	TWD	9,750	331,000	326,519	—	(4,481)
Expiring 07/13/18	UBS AG	TWD	7,778	267,000	260,488	—	(6,512)
Expiring 07/13/18	UBS AG	TWD	4,925	169,000	164,940	—	(4,060)
Expiring 07/13/18	UBS AG	TWD	4,147	140,000	138,890	—	(1,110)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	29,866	938,017	935,958	—	(2,059)
Turkish Lira,
Expiring 06/12/18	Citigroup Global Markets	TRY	564	144,177	123,978	—	(20,199)
Expiring 06/12/18	Citigroup Global Markets	TRY	539	124,000	118,436	—	(5,564)
				$12,762,620	$12,540,894	19,218	(240,944)

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/26/18	Barclays Capital Group	GBP	52	$ 70,000	$ 69,896	$ 104	$ —
Expiring 07/26/18	Citigroup Global Markets	GBP	224	314,000	298,834	15,166	—
Expiring 07/26/18	JPMorgan Chase	GBP	59	81,000	79,095	1,905	—
Expiring 07/26/18	Morgan Stanley	GBP	108	144,000	143,453	547	—
Canadian Dollar,
Expiring 07/12/18	Morgan Stanley	CAD	484	378,000	373,714	4,286	—
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	98,599	163,000	156,512	6,488	—
Expiring 07/13/18	Citigroup Global Markets	CLP	187,764	309,749	298,049	11,700	—
Expiring 07/13/18	Citigroup Global Markets	CLP	101,412	169,000	160,977	8,023	—
Chinese Renminbi,
Expiring 07/24/18	Citigroup Global Markets	CNH	849	133,000	132,073	927	—
Colombian Peso,
Expiring 06/15/18	Citigroup Global Markets	COP	605,472	212,000	209,352	2,648	—
Expiring 06/15/18	Citigroup Global Markets	COP	281,129	97,546	97,205	341	—
Expiring 06/15/18	UBS AG	COP	188,806	67,000	65,283	1,717	—
Czech Koruna,
Expiring 07/12/18	JPMorgan Chase	CZK	11,014	535,882	499,882	36,000	—
Expiring 07/12/18	Morgan Stanley	CZK	1,888	91,000	85,683	5,317	—
Euro,
Expiring 07/26/18	Barclays Capital Group	EUR	124	144,924	145,183	—	(259)
Expiring 07/26/18	Citigroup Global Markets	EUR	4,313	5,304,073	5,064,970	239,103	—
Expiring 07/26/18	Citigroup Global Markets	EUR	235	289,644	275,969	13,675	—
Expiring 07/26/18	Citigroup Global Markets	EUR	230	280,000	269,942	10,058	—
Expiring 07/26/18	Citigroup Global Markets	EUR	159	191,000	186,404	4,596	—
Expiring 07/26/18	JPMorgan Chase	EUR	52	63,000	61,489	1,511	—
Expiring 07/26/18	Morgan Stanley	EUR	207	254,000	243,365	10,635	—
Expiring 07/26/18	Morgan Stanley	EUR	154	190,000	181,402	8,598	—
Expiring 07/26/18	UBS AG	EUR	184	224,249	216,112	8,137	—

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Hungarian Forint,
Expiring 07/24/18	Bank of America	HUF	37,191	$ 148,281	$ 136,452	$ 11,829	$ —
Expiring 07/24/18	Morgan Stanley	HUF	70,047	254,000	257,001	—	(3,001)
Expiring 07/24/18	Morgan Stanley	HUF	56,276	219,000	206,474	12,526	—
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	1,563	443,169	440,208	2,961	—
Expiring 07/26/18	Citigroup Global Markets	ILS	888	246,000	250,170	—	(4,170)
Expiring 07/26/18	Citigroup Global Markets	ILS	337	94,000	94,831	—	(831)
Expiring 07/26/18	Citigroup Global Markets	ILS	299	83,000	84,327	—	(1,327)
Expiring 07/26/18	Morgan Stanley	ILS	456	128,000	128,559	—	(559)
Japanese Yen,
Expiring 07/26/18	Barclays Capital Group	JPY	9,814	90,000	90,580	—	(580)
Expiring 07/26/18	Citigroup Global Markets	JPY	11,454	106,072	105,713	359	—
Korean Won,
Expiring 08/08/18	Citigroup Global Markets	KRW	157,271	146,000	146,289	—	(289)
Expiring 08/08/18	Citigroup Global Markets	KRW	112,927	105,000	105,042	—	(42)
Expiring 08/08/18	JPMorgan Chase	KRW	112,669	105,052	104,800	252	—
Expiring 08/08/18	Morgan Stanley	KRW	75,596	70,000	70,317	—	(317)
Expiring 08/08/18	UBS AG	KRW	278,369	258,000	258,930	—	(930)
Mexican Peso,
Expiring 06/28/18	Citigroup Global Markets	MXN	2,616	139,000	130,496	8,504	—
New Zealand Dollar,
Expiring 07/12/18	JPMorgan Chase	NZD	122	85,000	85,236	—	(236)
Expiring 07/12/18	Morgan Stanley	NZD	130	91,000	90,765	235	—
Norwegian Krone,
Expiring 07/24/18	JPMorgan Chase	NOK	790	98,000	96,794	1,206	—
Expiring 07/24/18	Morgan Stanley	NOK	1,401	173,000	171,608	1,392	—
Expiring 07/24/18	Morgan Stanley	NOK	1,037	127,000	127,035	—	(35)
Peruvian Nuevo Sol,
Expiring 07/13/18	Barclays Capital Group	PEN	821	253,653	250,178	3,475	—
Expiring 07/13/18	Citigroup Global Markets	PEN	423	129,000	128,849	151	—
Expiring 07/13/18	UBS AG	PEN	305	94,000	92,970	1,030	—

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	17,883	$ 342,000	$ 340,131	$ 1,869	$ —
Expiring 06/14/18	Barclays Capital Group	PHP	9,061	173,000	172,334	666	—
Expiring 06/14/18	Barclays Capital Group	PHP	8,824	168,000	167,833	167	—
Expiring 06/14/18	Barclays Capital Group	PHP	4,946	94,000	94,076	—	(76)
Expiring 06/14/18	Barclays Capital Group	PHP	3,373	65,000	64,144	856	—
Expiring 06/14/18	UBS AG	PHP	17,550	337,000	333,793	3,207	—
Polish Zloty,
Expiring 07/24/18	Barclays Capital Group	PLN	666	183,000	180,445	2,555	—
Expiring 07/24/18	Citigroup Global Markets	PLN	1,108	310,000	300,247	9,753	—
Expiring 07/24/18	Citigroup Global Markets	PLN	295	82,000	79,902	2,098	—
Expiring 07/24/18	Citigroup Global Markets	PLN	209	61,771	56,591	5,180	—
Expiring 07/24/18	Morgan Stanley	PLN	891	241,000	241,383	—	(383)
Expiring 07/24/18	Morgan Stanley	PLN	785	225,000	212,732	12,268	—
Singapore Dollar,
Expiring 08/10/18	Barclays Capital Group	SGD	107	80,000	80,222	—	(222)
Expiring 08/10/18	JPMorgan Chase	SGD	877	656,277	655,999	278	—
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	1,159	92,000	90,874	1,126	—
Expiring 06/12/18	Citigroup Global Markets	ZAR	193	16,039	15,151	888	—
Expiring 06/12/18	Morgan Stanley	ZAR	2,799	223,000	219,516	3,484	—
Swedish Krona,
Expiring 07/24/18	UBS AG	SEK	3,859	463,096	439,554	23,542	—
Swiss Franc,
Expiring 07/24/18	Citigroup Global Markets	CHF	1,053	1,085,874	1,073,378	12,496	—
Expiring 07/24/18	JPMorgan Chase	CHF	142	146,000	144,914	1,086	—
Taiwan Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	48,178	1,662,632	1,613,505	49,127	—

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Taiwan Dollar,
Expiring 07/13/18	Citigroup Global Markets	TWD	2,907	$ 98,000	$ 97,362	$ 638	$ —
Expiring 07/13/18	Citigroup Global Markets	TWD	2,502	84,000	83,805	195	—
Expiring 07/13/18	Morgan Stanley	TWD	5,406	181,000	181,059	—	(59)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	14,758	461,000	462,473	—	(1,473)
Expiring 08/10/18	Citigroup Global Markets	THB	11,391	358,000	356,984	1,016	—
Expiring 08/10/18	Citigroup Global Markets	THB	6,960	217,000	218,122	—	(1,122)
Expiring 08/10/18	Citigroup Global Markets	THB	5,580	175,000	174,860	140	—
Expiring 08/10/18	Citigroup Global Markets	THB	3,538	110,000	110,863	—	(863)
				$21,781,983	$21,230,720	568,037	(16,774)
						$587,255	$(257,718)
Credit default swap agreements outstanding at May 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Anchorage Capital CLO Ltd.	06/29/18	1.000%(M)	197	$ 246	$—	$ 246	Goldman Sachs & Co.
Anchorage Capital CLO Ltd.	06/29/18	1.000%(M)	183	228	—	228	Goldman Sachs & Co.
Atlas Senior Loan Fund Ltd.	06/29/18	1.000%(M)	27	33	—	33	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Battalion CLO Ltd.	06/29/18	1.000%(M)	62	$ 78	$—	$ 78	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
CIFC	06/29/18	1.000%(M)	15	19	—	19	Goldman Sachs & Co.
Citibank Mortgage	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
COMM Mortgage Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Ellington CLO Ltd.	06/29/18	1.000%(M)	60	75	—	75	Goldman Sachs & Co.
Equity One Home Equity	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
First Franklin Home Equity	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
GoldenTree Financing	06/29/18	1.000%(M)	15	18	—	18	Goldman Sachs & Co.

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	06/27/18	1.500%(M)	84	$ 102	$—	$ 102	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
GS Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
GSAMP Home Equity	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Invesco	06/29/18	1.000%(M)	64	80	—	80	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Lehman Home Equity	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Lehman Home Equity	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Long Beach Home Equity	06/28/18	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	06/27/18	1.500%(M)	84	102	—	102	Goldman Sachs & Co.

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value(4)		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Morgan Stanley Home Equity	06/28/18	1.500%(M)	250		$ —		$—		$ —	Goldman Sachs & Co.
Morgan Stanley Home Equity	06/28/18	1.500%(M)	250		—		—		—	Goldman Sachs & Co.
New Century Home Equity	06/28/18	1.500%(M)	250		—		—		—	Goldman Sachs & Co.
New Century Home Equity	06/28/18	1.500%(M)	250		—		—		—	Goldman Sachs & Co.
OCH Ziff Loan Management Funding Ltd.	06/29/18	1.000%(M)	350		437		—		437	Goldman Sachs & Co.
Octagon	06/29/18	1.000%(M)	14		17		—		17	Goldman Sachs & Co.
ONEX	06/29/18	1.000%(M)	459		572		—		572	Goldman Sachs & Co.
Option One Home Equity	06/28/18	1.500%(M)	250		—		—		—	Goldman Sachs & Co.
Par-Four	06/29/18	1.000%(M)	53		66		—		66	Goldman Sachs & Co.
SEIX Investment Advisors	06/29/18	1.000%(M)	196		245		—		245	Goldman Sachs & Co.
Shackleton I CLO Ltd.	06/29/18	1.000%(M)	14		18		—		18	Goldman Sachs & Co.
Trimaran	06/29/18	1.000%(M)	88		110		—		110	Goldman Sachs & Co.
Venture CDO Ltd.	06/29/18	1.000%(M)	134		167		—		167	Goldman Sachs & Co.
Venture CDO Ltd.	06/29/18	1.000%(M)	81		102		—		102	Goldman Sachs & Co.
Venture CDO Ltd.	06/29/18	1.000%(M)	33		41		—		41	Goldman Sachs & Co.
Venture CDO Ltd.	06/29/18	1.000%(M)	5		6		—		6	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	06/27/18	1.500%(M)	84		102		—		102	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	06/27/18	1.500%(M)	84		102		—		102	Goldman Sachs & Co.
				$6,026		$—		$6,026

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2018(5)	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	80	0.327%	$ (6,044)	$1,759	$ 7,803
AT&T, Inc.	06/20/21	1.000%(Q)	80	0.434%	566	1,504	938
Barrick Gold Corp.	06/20/21	1.000%(Q)	80	0.328%	(2,093)	1,757	3,850
Devon Energy Corp.	06/20/20	1.000%(Q)	80	0.127%	(6,616)	1,581	8,197
Eastman Chemical Co.	06/20/21	1.000%(Q)	80	0.276%	756	1,868	1,112

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2018(5)		Value at Trade Date		Value at May 31, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
					$(13,431)		$8,469		$21,900

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Argentina	06/20/18	5.000%(Q)	155	1.997%	$(1,828)	$(6,647)	$4,819	BNP Paribas

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	09/20/18	1.000%(Q)	250	0.742%	$ 706	$ (10,409)	$11,115	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.422%	1,092	(3,294)	4,386	Morgan Stanley
Kingdom of Spain^	06/20/23	1.000%(Q)	80	*	1,013	842	171	Bank of America
Kingdom of Spain^	06/20/23	1.000%(Q)	110	*	1,419	1,184	235	Citigroup Global Markets
Kingdom of Spain^	06/20/23	1.000%(Q)	220	*	2,993	2,547	446	Goldman Sachs & Co.
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	100	0.676%	221	(7,667)	7,888	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%(Q)	600	0.714%	2,171	284	1,887	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.332%	(31,913)	(71,287)	39,374	BNP Paribas
Republic of Colombia	12/20/26	1.000%(Q)	75	1.895%	(4,636)	(6,839)	2,203	Citigroup Global Markets
Republic of Greece	06/20/22	1.000%(Q)	80	3.426%	(6,763)	(13,596)	6,833	Citigroup Global Markets
Republic of Greece	06/20/22	1.000%(Q)	20	3.426%	(1,691)	(3,499)	1,808	Goldman Sachs & Co.
Republic of Turkey	06/20/18	1.000%(Q)	100	1.532%	173	51	122	Citigroup Global Markets

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Uruguay	06/20/21	1.000%(Q)	600	1.612%	$ (9,370)	$ (9,134)	$ (236)	Citigroup Global Markets
State Bank of India	06/20/18	1.000%(Q)	100	0.263%	243	121	122	Morgan Stanley
					$(44,342)	$(120,696)	$76,354

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	679	$(310)	$2,146	$2,456

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	$(63,668)	$32,458	$(96,126)	Credit Suisse First Boston Corp.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	$38,201	$ 12,886	$25,315	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	12,734	(33,444)	46,178	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	12,734	(13,015)	25,749	Morgan Stanley
				$63,669	$(33,573)	$97,242
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at May 31, 2018:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
540	3 Month LIBOR(Q)	EUR	500	(0.216)%(A)	JPMorgan Chase	03/21/23	$(38,439)	$—	$(38,439)

Inflation swap agreements outstanding at May 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(2,748)	$(2,748)
EUR	325	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(4,271)	(4,271)

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Inflation swap agreements outstanding at May 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
EUR	100	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$ 1,900	$ 1,900
EUR	160	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,741	2,741
GBP	30	08/15/42	3.520%(T)	U.K. Retail Prices Index(2)(T)	—	1,251	1,251
GBP	25	08/15/47	3.469%(T)	U.K. Retail Prices Index(1)(T)	—	(1,206)	(1,206)
GBP	10	10/15/47	3.535%(T)	U.K. Retail Prices Index(2)(T)	—	1,146	1,146
GBP	5	10/15/57	3.418%(T)	U.K. Retail Prices Index(1)(T)	—	(1,060)	(1,060)
	230	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5	(4,463)	(4,468)
					$ 5	$(6,710)	$(6,715)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at May 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	687	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$ —	$ 1,823	$ 1,823
BRL	1,144	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	3,145	3,145
BRL	588	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(5,674)	(5,674)
BRL	590	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(6,412)	(6,412)
BRL	357	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	5,555	5,555
BRL	286	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	4,582	4,582
BRL	353	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	6,415	6,415
BRL	774	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	14,478	14,478
BRL	189	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	1,738	1,738
BRL	377	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	3,518	3,518
BRL	744	01/02/23	9.460%(T)	1 Day BROIS(2)(T)	—	(4,868)	(4,868)
BRL	2,815	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(59,618)	(59,618)
BRL	248	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(3,413)	(3,413)
BRL	245	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(2,737)	(2,737)
EUR	665	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(1,594)	(632)	962
EUR	155	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(370)	(319)	51
EUR	225	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	—	(290)	(290)
EUR	660	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	178	(395)	(573)
EUR	400	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(8,597)	(8,186)	411
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	193	(1,171)	(1,364)
EUR	430	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(1,158)	(2,189)	(1,031)
EUR	580	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	5,413	4,106	(1,307)
EUR	890	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	34,521	15,586	(18,935)
EUR	295	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(70)	(3,782)	(3,712)

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at May 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
EUR	90	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	$ 3,243	$ 2,681	$ (562)
EUR	25	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	239	385	146
EUR	230	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	2,018	2,018
EUR	230	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(2,012)	(2,012)
EUR	60	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	2,705	1,662	(1,043)
EUR	840	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	8,672	8,672
EUR	840	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	177	(8,088)	(8,265)
EUR	400	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	4,619	4,619
EUR	400	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(4,149)	(4,149)
EUR	25	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	1,168	659	(509)
EUR	100	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	1,044	1,044
EUR	100	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,056)	(1,056)
EUR	170	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	33	33
EUR	170	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(110)	(110)
GBP	40	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	958	958
GBP	310	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	7,057	4,190	(2,867)
GBP	50	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(1,016)	(1,016)
GBP	165	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(6,543)	(5,746)	797
	2,000	08/05/18	1.205%(S)	3 Month LIBOR(1)(Q)	—	(156)	(156)
	1,545	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	4,753	4,753
	1,350	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	7,817	7,817
	2,025	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(117)	15,291	15,408
	1,700	11/18/18	1.207%(S)	3 Month LIBOR(1)(Q)	—	10,145	10,145
	890	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	—	4,928	4,928
	22,940	01/30/19	2.135%(T)	1 Day USOIS(1)(T)	—	26	26
	3,770	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	3,125	3,125
	30,900	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	29,911	261,152	231,241
	3,435	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(1,289)	21,016	22,305
	1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,554)	11,305	12,859
	785	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	8,798	8,798
	4,890	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,378	26,158	24,780
	7,030	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	4,999	38,387	33,388
	2,965	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	686	10,524	9,838
	2,115	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	24	4,225	4,201
	3,740	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(131)	3,196	3,327

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at May 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
5,305	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	$ 1,012	$ (4,955)	$ (5,967)
6,330	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,509	(3,168)	(4,677)
1,390	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	(2,317)	(2,317)
18,010	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	307,259	310,635	3,376
2,000	08/05/20	1.655%(S)	3 Month LIBOR(1)(Q)	—	36,853	36,853
1,500	11/06/20	1.572%(S)	3 Month LIBOR(1)(Q)	—	41,390	41,390
110	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	411	3,639	3,228
235	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(5,417)	(5,417)
360	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	810	(8,249)	(9,059)
1,125	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(3,173)	20,439	23,612
835	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(6,440)	(24,972)	(18,532)
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(89)	(89)
2,320	08/05/22	1.958%(S)	3 Month LIBOR(1)(Q)	(788)	64,714	65,502
150	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	1,907	1,907
1,170	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(47,977)	(47,977)
3,940	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(141,938)	(146,584)	(4,646)
239	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	7,256	7,256
125	12/16/23	2.260%(S)	3 Month LIBOR(1)(Q)	(954)	2,638	3,592
490	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	15,539	13,982
245	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	49	7,277	7,228
630	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(5,772)	18,148	23,920
605	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(872)	16,785	17,657
3,312	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(21,163)	123,117	144,280
2,350	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	6,074	111,180	105,106
500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	15,899	15,899
5,055	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	17,484	159,083	141,599
735	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,790	23,050	21,260
65	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(3,178)	(3,178)
2,580	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	7,944	74,535	66,591
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(1,004)	(1,004)
840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(9,832)	(9,832)
850	08/05/25	2.234%(S)	3 Month LIBOR(1)(Q)	—	28,539	28,539
180	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	8,780	8,780
190	11/22/26	2.198%(S)	3 Month LIBOR(1)(Q)	—	9,449	9,449
261	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,194	12,356	8,162
1,445	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,367	60,259	58,892
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	14,346	14,346
525	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(361)	14,630	14,991
150	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	6,583	6,583
975	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(14,366)	(43,096)	(28,730)
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	5,848	5,848
1,330	05/11/28	2.000%(S)	3 Month LIBOR(1)(Q)	112,467	102,352	(10,115)
290	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(16,339)	(16,339)
785	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	3,078	41,502	38,424

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at May 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
115	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	$ —	$ (982)	$ (982)
230	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	14,633	14,633
500	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	(582)	28,995	29,577
440	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	4,658	4,658
350	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	28,418	40,115	11,697
860	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	4,087	(55,202)	(59,289)
100	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(7,086)	(7,086)
90	07/21/45	2.880%(S)	3 Month LIBOR(1)(Q)	—	(185)	(185)
45	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	9,608	9,608
50	05/11/47	2.570%(S)	3 Month LIBOR(1)(Q)	3,669	3,435	(234)
330	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	(5,283)	(5,283)
30	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	2,240	2,240
30	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	1,730	1,730
510	05/11/48	2.300%(S)	3 Month LIBOR(2)(Q)	(64,446)	(64,638)	(192)
				$ 312,793	$1,410,283	$1,097,490
Cash of $1,232,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at May 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 794,744	$ —
Collateralized Loan Obligations	—	8,636,764	1,227,500
Consumer Loans	—	1,426,120	381,306
Home Equity Loans	—	123,960	—
Residential Mortgage-Backed Securities	—	461,983	379,218
Student Loans	—	183,078	—
Commercial Mortgage-Backed Securities	—	4,429,580	—
Convertible Bond	—	107,269	—

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds	$ —	$21,629,476	$ —
Residential Mortgage-Backed Securities	—	2,223,184	—
Sovereign Bonds	—	4,549,620	—
U.S. Treasury Obligations	—	3,984,269	—
Common Stocks	290,657	—	—
Affiliated Mutual Funds	3,058,319	—	—
Options Purchased	350	851	—
Options Written	(75)	(11,025)	(3,152)
Other Financial Instruments*
Futures Contracts	234,349	—	—
OTC Forward Foreign Currency Exchange Contracts	—	329,537	—
Centrally Cleared Credit Default Swap Agreements	—	24,356	—
OTC Credit Default Swap Agreements	—	(51,594)	11,451
OTC Currency Swap Agreement	—	(38,439)	—
Centrally Cleared Inflation Swap Agreements	—	(6,715)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,097,490	—
Total	$3,583,600	$49,894,508	$1,996,323

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities -Consumer Loans	Asset-Backed Securities-Residential Mortgage-Backed Securities	Options Written	OTC Credit Default Swap Agreements
Balance as of 02/28/18	$1,209,575	$ —	$ —	$ —	$ 9,532
Realized gain (loss)	—	—	—	—	3,607
Change in unrealized appreciation (depreciation)	17,078	1,306	237	(2,039)	6,878
Purchases/Exchanges/Issuances	—	380,000	380,000	—	4,573
Sales/Paydowns	—	—	(1,019)	(1,113)	(13,139)
Accrued discount/premium	847	—	—	—	—
Transfers into of Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of 05/31/18	$1,227,500	$381,306	$379,218	$(3,152)	$ 11,451

PGIM Unconstrained Bond Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities -Consumer Loans	Asset-Backed Securities-Residential Mortgage-Backed Securities	Options Written	OTC Credit Default Swap Agreements
Change in unrealized appreciation (depreciation) relating to securities held at reporting period end	$ $17,078	$ $1,306	$ $237	$(2,039)	$ $6,878
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of May 31, 2018	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities - Collateralized Loan Obligations	$1,227,500	Market Approach	Single Broker Indicative Quote	$98.00-$98.50 ($98.20)
Asset-Backed Securities - Consumer Loans	381,306	Market Approach	Single Broker Indicative Quote	$100.34
Asset-Backed Securities - Residential Mortgage-Backed Securities	379,218	Market Approach	Single Broker Indicative Quote	$100.06
Options Written	(3,152)	Market Approach	Single Broker Indicative Quote	($1.50)
OTC Credit Default Swaps	11,451	Market Approach	Single Broker Indicative Quote	$0.00-$1.36 ($0.13)
	$1,996,323

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuationmethods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date	July 20, 2018

* Print the name and title of each signing officer under his or her signature.